Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Disclosure of Property Plant and Equipment
Oil and Gas assets/ Facilities, Corporate assets

Cost	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$10,388	$10,776
Capital expenditures	46	103
Dispositions	—	(52)
Transfer from/(to) assets held for sale	423	(423)
Net decommissioning dispositions	(42)	(16)

Balance, end of period	$10,815	$10,388

Accumulated depletion and depreciation	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$8,709	$8,202
Depletion and depreciation	99	236
Impairments	763	658
Transfers from/(to) asset held for sale	346	(346)
Dispositions	—	(41)

Balance, end of period	$9,917	$8,709

	As at
Net book value	September 30, 2020	December 31, 2019
Total	$898	$1,679

Summary of Right of Use Assets	The following table includes a break-down of the categories for right-of-use assets.

Cost
	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$15	$17	$3	$2	$37
Additions (Terminations)	(2)	—	1	—	(1)

Balance, December 31, 2019	$13	$17	$4	$2	$36
Additions (Terminations)	(13)	(2)	2	—	(13)

Balance, September 30, 2020	$—	$15	$6	$2	$23

Accumulated amortization
	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—
Amortization	3	6	1	—	10

Balance, December 31, 2019	$3	$6	$1	$—	$10
Amortization	—	4	1	—	5
Termination	(3)	—	—	—	(3)

Balance, September 30, 2020	$—	$10	$2	$—	$12

	As at
Net book value	September 30, 2020	December 31, 2019
Total	$11	$26

Summary of Property Plant Equipment And Right Of Use Assets
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at
PP&E	September 30, 2020	December 31, 2019
Oil and Gas assets, Facilities, Corporate assets	$898	$1,679
Right-of-use assets	11	26

Total	$909	$1,705